COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company is a party to various legal or administrative proceedings arising in the ordinary course of our business. While any litigation contains an element of uncertainty, we have no reason to believe the outcome of such proceedings will have a material adverse effect on the financial condition or results of operations of the Company.

Leases

For the six months ended June 30, 2020, lease expense was approximately $165,000 inclusive of short-term leases.

The lease related balances included in the Condensed Consolidated Balance Sheet as of June 30, 2020 were as follows:

Assets:

Current portion of operating lease ROU assets - included in other current assets	$190,268

Operating lease ROU assets – included in other Assets	89,210

Total operating lease assets	$279,478

Liabilities:

Current portion of ROU liabilities – included in accounts payable and accrued expenses	$145,259

Long-term portion of ROU liabilities – included in other liabilities	92,503

Total operating lease liabilities	$237,762

The weighted average lease term is 1.8 years and weighted average discount rate used in the calculations were 13.55%.

The following table presents the maturity of the Company's operating lease liabilities as of June 30, 2020:

Remainder of 2020	$132,017
2021	96,607
2022	49,716
Total operating lease payments	278,340
Less: imputed interest	(40,578)
Total operating lease liabilities	$237,762

The Company leases approximately 2,100 square feet of office space in Plantation, Florida. Monthly rental is approximately $2,700 per month with a 3% increase on each annual anniversary. The Company terminated its lease and will pay its final obligations under the lease by August 2020.

In October 2018, the Company entered into an office lease in Alpharetta, Ga. for approximately $3,800 per month.

The Company did not renew its lease at the end of the lease term in March 2020.

Additionally, the Company rents office space in Long Beach, New York at a monthly cost of $5,000. The agreement is month to month and can be terminated on 30 days' notice. The agreement is between the Company and Bridgeworks LLC, an entity principally owned by Mr. Beck, a member of the Board of Directors.

The Company leases an office location in Bogota, Colombia. In April 2017, MultiPay S.A.S. entered an office lease beginning April 22, 2017. The lease cost is approximately $8,500 per month with an inflation adjustment after one year. The lease is automatically extended for one additional year unless written notice to the contrary is provided at least six months in advance. The Company extended the lease through April 2021. Furthermore, the Company leased an apartment at approximately $2,000 a month for one of the management team which has now been terminated.

The Company also leases space for its operation in South Africa. The current lease is through June 30, 2022 and the approximate monthly rent is $8,000.

On May 22, 2020, the Company and Mr. Beck entered into a separation letter agreement, which provided payment to the Mr. Beck of one year's severance in the amount of $350,000 as well as certain employee benefits, payable in accordance with the terms of Mr. Beck's Retention Agreement. The amounts recorded in connection with the aforementioned agreement are accrued in accrued payroll and related obligations.

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time the Company is a party to various legal or administrative proceedings arising in the ordinary course of our business. While any litigation contains an element of uncertainty, we have no reason to believe that the outcome of such proceedings will have a material adverse effect on the financial condition or results of operations of the Company.

Executive Compensation

As of December 31, 2019, the Company had employment agreements with four members of the management team providing base salary amounts and provisions for stock compensation, cash bonuses and other benefits to be granted at the discretion of the Board of Directors. Additionally, the employment agreements include provisions for base salary, bonus amounts upon meeting certain performance milestones, severance benefits for involuntary termination from a change in control or other events as defined in their respective agreements. Additionally, the vesting of certain awards could be accelerated upon a change in control (as defined).

Leases

The lease related balances included in the Condensed Consolidated Balance Sheet as of December 31, 2019 were as follows:

Assets:

Current portion of operating lease ROU assets - included in other current assets	$254,919

Operating lease ROU assets – included in Other Assets	171,141

Total operating lease assets	$426,060

Liabilities:

Current portion of ROU liabilities – included in Accounts payable and accrued expenses	$242,650

Long-term portion of ROU liabilities – included in Other liabilities	131,568

Total operating lease liabilities	$374,218

The weighted average lease term remining is 1.2 years and weighted average discount rate is 13.55%.

The following table presents the maturity of the Company's operating lease liabilities as of December 31, 2019:

2020	$277,961
2021	96,606
2022	49,716
Total operating lease payments	424,283
Less: Imputed interest	(50,065)
Total operating lease liabilities	$374,218

The Company leases approximately 2,100 square feet of office space in Plantation, Florida. Monthly rental is approximately $2,700 per month with a 3% increase on each annual anniversary. The Company will be responsible for their respective share of building expenses. The lease term is through August 2020.

Additionally, the Company rents office space in Long Beach, New York at a monthly cost of $7,425. The agreement is month to month and can be terminated on 30 days' notice. The agreement is between the Company and Bridgeworks LLC, an entity principally owned by Mr. Beck, our CEO and his family.

In October 2018, the Company a entered into an office lease in Alpharetta, Georgia, for approximately $3,800 per month through March 31, 2020 or through the termination of the master lease.

The Company leases an office location in Bogota, Colombia. In April 2017, MultiPay S.A.S. entered an office lease beginning April 22, 2017 for two years. The new lease cost is approximately $8,500 per month with an inflation adjustment after one year. The lease was extended for one additional year through April 22, 2021 and extends annually unless written notice to the contrary is provided at least six months in advance. Furthermore, the Company leases an apartment at approximately $2,000 a month for one of the management team through April 2020.

The Company also leases space for its operation in South Africa. The current lease is through June 30, 2022 and the approximate monthly rent is $8,000.

Rent expense for the years ended December 31, 2019 and 2018 was approximately $439,000 and $381,000 respectively.

The following is a schedule, by years, of the future minimum lease payments required under non-convertible operating leases as of December 31, 2019.

2020	$276,000
2021	97,000
2022	50,000
Total	$423,000

The Company has entered an agreement with a facial recognition software company for the grant of a perpetual license for commercial use (unless terminated for breach by either party). The initial payment under the license of $160,000 was paid in 2018 with two additional installments due on the first and second anniversary of the Effective Date of the arrangement amounting to $80,000 and $40,000, respectively. The Company is in discussion with the provider with respect to functionality as well as the remaining financial obligation.